Financial Instruments - Summary of Residual Value Guarantees (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of Residual Value Guarantees [Line items]
Financial guarantee of residual value	$ 125.4
Total	125.4
-50% [member]
Disclosure of Residual Value Guarantees [Line items]
Financial guarantee of residual value	(104.5)
Total	(104.5)
-25% [member]
Disclosure of Residual Value Guarantees [Line items]
Financial guarantee of residual value	(90.0)
Total	(90.0)
Probable scenario [member]
Disclosure of Residual Value Guarantees [Line items]
Financial guarantee of residual value	(1.0)
Total	(1.0)
+25% [member]
Disclosure of Residual Value Guarantees [Line items]
Financial guarantee of residual value	94.8
Total	94.8
+50% [member]
Disclosure of Residual Value Guarantees [Line items]
Financial guarantee of residual value	106.0
Total	$ 106.0